Restricted Cash (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Restricted Cash [Roll Forward]
Restricted cash relating to the issuance of guarantees	$ 0.0	$ 10.1
Restricted cash relating to other	0.0	0.4
Total restricted cash	0.0	10.5
Less: amounts included in current restricted cash	0.0	(2.5)
Non-current restricted cash	$ 0.0	$ 8.0